UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408
Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.4%
Real Estate Investments Trusts (“REITs”) 98.4%
Apartments 17.2%
American Campus Communities, Inc.(a)	86,869	2,644,292
AvalonBay Communities, Inc.(a)	353,178	36,705,790
BRE Properties, Inc.(a)	716,294	29,726,201
Equity Residential(a)	1,537,077	73,118,753
Home Properties, Inc.(a)	461,507	24,413,720
Post Properties, Inc.(a)	876,322	24,466,910
UDR, Inc.(a)	27,673	584,454

		191,660,120
Diversified 9.3%
Colonial Properties Trust(a)	1,230,226	19,917,359
Digital Realty Trust, Inc.(a)	840,570	51,863,169
PS Business Parks, Inc.	137,278	7,765,817
Washington Real Estate Investment Trust(a)	752,373	23,872,795

		103,419,140
Health Care 12.4%
Cogdell Spencer, Inc.	1,133,461	7,163,473
HCP, Inc.(a)	1,105,567	39,778,301
LTC Properties, Inc.	528,300	13,482,216
Medical Properties Trust, Inc.(a)	958,104	9,715,175
Nationwide Health Properties, Inc.	650,405	25,151,161
Senior Housing Properties Trust(a)	1,553,625	36,510,187
Sun Healthcare Group, Inc.*	671,621	5,688,630

		137,489,143
Hotels 6.6%
Host Hotels & Resorts, Inc.(a)	3,835,017	55,531,046
Pebblebrook Hotel Trust (REIT)*	473,405	8,526,024
Strategic Hotels & Resorts, Inc. (REIT)* (a)	2,277,354	9,655,981

		73,713,051
Industrial 3.6%
First Industrial Realty Trust, Inc. (REIT)* (a)	69,900	354,393
ProLogis(a)	3,373,291	39,737,368

		40,091,761
Office 16.5%
Boston Properties, Inc.(a)	583,391	48,491,460
Brandywine Realty Trust(a)	2,024,168	24,796,058
CommonWealth REIT	748,882	19,171,379
Douglas Emmett, Inc.	536,800	9,399,368
Hudson Pacific Properties, Inc.(a)	206,000	3,372,220
SL Green Realty Corp.(a)	787,831	49,893,337
Vornado Realty Trust(a)	328,507	28,097,204

		183,221,026
Regional Malls 15.8%
Glimcher Realty Trust	1,451,159	8,924,628
Simon Property Group, Inc.(a)	1,489,637	138,148,935
The Macerich Co.(a)	671,611	28,845,693

		175,919,256
Shopping Centers 8.4%
Developers Diversified Realty Corp.(a)	1,864,415	20,918,736
Federal Realty Investment Trust	38,250	3,123,495
Kimco Realty Corp.(a)	1,494,525	23,538,769
Ramco-Gershenson Properties Trust(a)	798,172	8,548,422
Regency Centers Corp.(a)	913,613	36,060,305
Tanger Factory Outlet Centers, Inc.	27,150	1,279,851

		93,469,578
Specialty Services 1.1%
Entertainment Properties Trust(a)	287,555	12,416,625
Storage 7.5%
Extra Space Storage, Inc.(a)	1,712,262	27,464,683
Public Storage(a)	577,681	56,058,164

		83,522,847

Total Common Stocks (Cost $785,671,760)		1,094,922,547
Securities Lending Collateral 36.9%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $410,150,365)	410,150,365	410,150,365
Cash Equivalents 1.4%
Central Cash Management Fund, 0.21% (b) (Cost $15,890,509)	15,890,509	15,890,509

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,211,712,634) †	136.7	1,520,963,421
Other Assets and Liabilities, Net	(36.7)	(408,161,939)

Net Assets	100.0	1,112,801,482

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,318,813,043. At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $202,150,378. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $312,798,026 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $110,647,648.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $401,895,040 which is 36.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,094,922,547	$—	$—	$1,094,922,547
Short-Term Investments(d)	426,040,874	—	—	426,040,874
Total	$1,520,963,421	$—	$—	$1,520,963,421

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010